Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Computer equipment	40,908	44,246	6,415
Office building	4,915	5,125	743
Office building related facility, machinery and equipment	3,834	4,195	608
Vehicles	291	676	98
Office equipment	1,223	1,237	179
Leasehold improvements	496	490	71
Construction in progress	688	291	43

	52,355	56,260	8,157
Accumulated depreciation and impairment	(29,328)	(32,287)	(4,681)

	23,027	23,973	3,476